Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Employee Benefit Plan [Abstract]
Employee Benefit Plans

17. Employee Benefit Plans

Nucor makes contributions to a Profit Sharing and Retirement Savings Plan for qualified employees based on the profitability of the Company. Nucor’s expense for these benefits totaled $129.0 million in 2016 ($60.5 million in 2015 and $110.1 million in 2014). The related liability for these benefits is included in salaries, wages and related accruals in the consolidated balance sheets.

Nucor also has a medical plan covering certain eligible early retirees. The unfunded obligation, included in deferred credits and other liabilities in the consolidated balance sheets, totaled $20.4 million at December 31, 2016 ($15.6 million at December 31, 2015). The expense associated with this early retiree medical plan totaled $0.6 million in 2016 (expense of $1.1 million in 2015 and benefit of $0.6 million in 2014).

The discount rate used was 4.2% in 2016 (4.4% in 2015 and 3.8% in 2014). The health care cost increase trend rate used was 6.8% in 2016 (7.1% in 2015 and 6.5% in 2014). The health care cost increase in the trend rate is projected to decline gradually to 4.5% by 2037.